Fees Summary	Jul. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 26,595,744.58
Previously Paid Amount	0.00
Total Fee Amount	3,672.87
Total Offset Amount	0.00
Net Fee	$ 3,672.87
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A